Schedule of Assumptions Used for Estimation of Fair Value of Warrant Using Black-Scholes Option Pricing Model (Detail)	1 Months Ended
May 02, 2012
Assumptions used to Determine Fair Value Options [Line Items]
Expected Life	1 year 8 months 12 days
Expected volatility (as a percent)	89.40%
Dividends (as a percent)
Risk-free interest rate (as a percent)	0.27%